SCHEDULE OF OPTIONS TO EMPLOYEES OUTSTANDING (Details) shares in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares	Jun. 30, 2022 shares	Dec. 31, 2021 shares	Dec. 31, 2020 shares
IfrsStatementLineItems [Line Items]
Number of outstanding shares	2,034	1,251	3,960	3,346
Number of exercisable shares	1,825		2,703
Security Matters Limited [Member]
IfrsStatementLineItems [Line Items]
Number of outstanding shares		4,680		11,280	9,530
Number of exercisable shares		2,835		4,318
Exercise price one [member]
IfrsStatementLineItems [Line Items]
Number of outstanding shares	845
Weighted average remaining contractual life of outstanding share options	1 year 2 months 4 days
Number of exercisable shares	845
Weighted average remaining contractual life of exercisable share options	1 year 2 months 4 days
Exercise price one [member] | Security Matters Limited [Member]
IfrsStatementLineItems [Line Items]
Number of outstanding shares		800
Weighted average remaining contractual life of outstanding share options		4 years 7 months 2 days
Number of exercisable shares		400
Weighted average remaining contractual life of exercisable share options		4 years 7 months 20 days
Exercise price one [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Exercise price of outstanding share options | $ / shares	$ 0.84
Exercise price one [member] | Bottom of range [member] | Security Matters Limited [Member]
IfrsStatementLineItems [Line Items]
Exercise price of outstanding share options | $ / shares		$ 0.12
Exercise price one [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Exercise price of outstanding share options | $ / shares	$ 1.39
Exercise price one [member] | Top of range [member] | Security Matters Limited [Member]
IfrsStatementLineItems [Line Items]
Exercise price of outstanding share options | $ / shares		0.2
Exercise price two [member]
IfrsStatementLineItems [Line Items]
Number of outstanding shares	335
Weighted average remaining contractual life of outstanding share options	2 years 7 months 2 days
Number of exercisable shares	335
Weighted average remaining contractual life of exercisable share options	2 years 7 months 2 days
Exercise price two [member] | Security Matters Limited [Member]
IfrsStatementLineItems [Line Items]
Exercise price of outstanding share options | $ / shares		$ 0.2
Number of outstanding shares		955
Weighted average remaining contractual life of outstanding share options		8 months 1 day
Number of exercisable shares		878
Weighted average remaining contractual life of exercisable share options		8 months 1 day
Exercise price two [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Exercise price of outstanding share options | $ / shares	$ 1.81
Exercise price two [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Exercise price of outstanding share options | $ / shares	$ 2.51
Exercise price three [member]
IfrsStatementLineItems [Line Items]
Number of outstanding shares	707
Weighted average remaining contractual life of outstanding share options	4 years 10 months 20 days
Number of exercisable shares	498
Weighted average remaining contractual life of exercisable share options	4 years 10 months 9 days
Exercise price three [member] | Security Matters Limited [Member]
IfrsStatementLineItems [Line Items]
Number of outstanding shares		2,075
Weighted average remaining contractual life of outstanding share options		2 years 6 months 21 days
Number of exercisable shares		1,432
Weighted average remaining contractual life of exercisable share options		2 years 1 month 24 days
Exercise price three [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Exercise price of outstanding share options | $ / shares	$ 3.57
Exercise price three [member] | Bottom of range [member] | Security Matters Limited [Member]
IfrsStatementLineItems [Line Items]
Exercise price of outstanding share options | $ / shares		$ 0.31
Exercise price three [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Exercise price of outstanding share options | $ / shares	$ 4.0
Exercise price three [member] | Top of range [member] | Security Matters Limited [Member]
IfrsStatementLineItems [Line Items]
Exercise price of outstanding share options | $ / shares		0.357
Exercise price four [member]
IfrsStatementLineItems [Line Items]
Number of outstanding shares	10
Weighted average remaining contractual life of outstanding share options	1 year 8 months 26 days
Number of exercisable shares	10
Weighted average remaining contractual life of exercisable share options	1 year 8 months 26 days
Exercise price four [member] | Security Matters Limited [Member]
IfrsStatementLineItems [Line Items]
Exercise price of outstanding share options | $ / shares		$ 0.6
Number of outstanding shares		100
Weighted average remaining contractual life of outstanding share options		2 years 2 months 26 days
Number of exercisable shares		100
Weighted average remaining contractual life of exercisable share options		2 years 2 months 26 days
Exercise price four [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Exercise price of outstanding share options | $ / shares	$ 4.18
Exercise price five [member]
IfrsStatementLineItems [Line Items]
Number of outstanding shares	137
Weighted average remaining contractual life of outstanding share options	3 years 6 months 3 days
Number of exercisable shares	137
Weighted average remaining contractual life of exercisable share options	3 years 6 months 3 days
Exercise price five [member] | Security Matters Limited [Member]
IfrsStatementLineItems [Line Items]
Exercise price of outstanding share options | $ / shares		$ 0.7
Number of outstanding shares		750
Weighted average remaining contractual life of outstanding share options		3 years 11 months 19 days
Number of exercisable shares		25
Weighted average remaining contractual life of exercisable share options		3 years 8 months 26 days
Exercise price five [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Exercise price of outstanding share options | $ / shares	$ 4.87